PREPAYMENTS AND OTHER CURRENT ASSETS (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Reserve for Unrecoverable Deposits [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Provision on advances to hospitals	$ 741	¥ 4,798	$ 235	¥ 1,522	¥ 9,292